Commitments and Contingencies (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
NOTE 12. COMMITMENTS AND CONTINGENCIES
Regulatory Matters
Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of March 31, 2025, all of the Company's facilities operated by Regional or leased and subleased to third-party operators are certified by CMS and are operational. See Note 7 – Leases.
Legal Matters
The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated SNFs resulted in injury or death to the patients of the Company's facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company's business, results of operations and financial condition.
The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare and Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company's business, results of operations and financial condition.
Professional and General Liability Claims
As of March 31, 2025, the Company is a defendant in one professional and general liability action related directly to patient care that our current or prior tenants provided to their patients.
As of March 31, 2023, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.
Self-Insured Claims
As of March 31, 2025, the Company does not have any lawsuits pertaining to facilities it transitioned operations to other entities which are not covered by insurance.
In 2024, two lawsuits were nonsuited by the plaintiff and both were dismissed with our prejudice. The Plaintiff has until August 2025, one year from the date of the nonsuit, to re-file each matter.

NOTE 13. COMMITMENTS AND CONTINGENCIES
Regulatory Matters
Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs.
As of December 31, 2024, all of the Company’s facilities operated, leased and subleased to third-party operators and managed for third-parties or operated by the Company are certified by CMS and are operational.
The Company believes that it is in compliance in all material respects with all applicable laws and regulations.
Legal Matters
The Company is party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time prior to the Transition, when it’s focus was operating SNFs, resulted in injury or death to the residents of the Company’s facilities and claims related to employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.
As of December 31, 2024, the Company and its tenants operate in an industry that is extremely regulated. As such, in the ordinary course of business, the Company’s tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare/Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, for the Company’s prior operations, or the Company’s tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.
Professional and General Liability Claims Covered By Insurance
As of December 31, 2024, the Company was a defendant in one professional and general liability action related directly to patient care that our current or prior tenants provided to their patients.
As of December 31, 2023, the Company was a defendant in a total of 2 professional and general liability actions related directly to patient care that our current or prior tenants provided to their patients.
Self Insured Claims
As of December 31, 2024, the Company has 1 lawsuit pertaining to facilities it transitioned operations to other entities which are not covered by insurance.
In October 2024, the court granted our motion for summery judgment on behalf of the Company, and the case was dismissed with prejudice. In August 2024, the plaintiff nonsuited two of the lawsuits and both were dismissed without prejudice. The Plaintiff has one year from the date of the nonsuit to re-file each matter.
As of December 31, 2023, the Company has 3 lawsuits pertaining to facilities it transitioned operations to other entities as a lessor in 2015.
Even though the residents were not part of our dates of service as the operator of the buildings, the lawsuits claim the Company knew the new operator had a history of providing poor patient care and therefore should not have leased the premises to the new operator. We do not believe there is any basis in law or fact to hold the previous operator/ lessor liable, and as a result management has concluded that the likelihood of a material adverse result is remote.